Note 18 - Derivatives (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) € / $	Dec. 31, 2018 USD ($) € / $	Dec. 31, 2017 USD ($)
Swaps Breakage Cost	$ 16	$ 1,234	$ 0
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	227
Foreign Currency Fair Value Hedge Derivative at Fair Value, Net, Total	$ 6,000	$ 10,000
Derivative, Average Forward Exchange Rate | € / $	1.1037	1.1514
Number of Foreign Currency Derivatives Held	3	5
Gain (Loss) on Foreign Currency Fair Value Hedge Derivatives	$ 124	$ (112)	197
Realized Gain (Loss) on Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	(48)	386	$ 2,212
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivative, Notional Amount	149,672	310,785
Interest Rate Fair Value Hedge Derivative at Fair Value, Net, Total	399	7,107
Swaps Breakage Cost	232	(1,234)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	227
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Derivative, Notional Amount	0	49,659
Interest Rate Fair Value Hedge Derivative at Fair Value, Net, Total		$ 134
Swaps Breakage Cost	(248)
Interest Rate Swap, 2019 [Member] | Designated as Hedging Instrument [Member]
Derivative, Notional Amount	$ 46,000